APPENDIX I 		                UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		             Washington, D.C.  20549

		                   FORM 24F-2
		       Annual Notice of Securities Sold
		           Pursuant to Rule 24f-2

1. Name and address of issuer:

	Calvert Social Investment Fund
	Two International Place
	Boston, Massachusetts 02110


2.The name of each series or class of
 securities for which this
Form is filed (state "All Series" if
 Form is being filed for all series):

	Calvert Balanced Fund
	Calvert Bond Fund
	Calvert Conservative Allocation Fund
	Calvert Equity Fund
	Calvert Growth Allocation Fund
	Calvert Moderate Allocation Fund

3. Investment Company Act File Number:
				811-03334

    Securities Act File Number:
		002-75106


4(a). Last day of fiscal year for
 which this Form is filed:

				9/30/2019


4(b). Is this Form is being filed late
(i.e., more than 90 days after the
end of the issuer's fiscal year)?
				No

Note: If the Form is being filed late,
interest must be paid on the registration fee due.

4(c) Is this the last time the issuer
 will be filing this Form?

				No

5. Calculation of registration fee:

(i)  Aggregate sale price of securities
sold during the
fiscal year pursuant to section 24(f):
$	$2,737,712,096

(ii)  Aggregate price of securities redeemed or
repurchased during the fiscal year:
	$	$1,532,936,268

(iii)  Aggregate price of securities
redeemed or
repurchased during any prior fiscal
 year ending no
earlier than October 11, 1995 that
were not
previously used to reduce registration
fees payable
to the Commission:
$	$131,515,942

(iv)  Total available redemption credits
[add items 5(ii) and 5(iii)]:
$	$1,664,452,210

(v)    Net sales - if item 5(i) is greater
 than item 5(iv)
[subtract item 5(iv) from item 5(i)]:
$	$1,073,259,886

(vi)   Redemption credits available for use
 in future years -
if item 5(i) is less than item 5(iv)
 [subtract item
5(iv) from item 5(i)]:
$	$0

(vii)  Multiplier for determining registration
 fee (See Instructions C.9):
x	0.0001298

(viii) Registration fee due
[multiply Item 5(v) by Item 5(vii)] (enter
"0" if no fee is due):
=	$139,309.13


6. Prepaid Shares

If the response to item 5(i) was determined
 by deducting an amount
of securities that were registered under
 the Securities Act of 1933
pursuant to rule 24e-2 as in effect
before [effective date of recession of
rule 24e-2], then report the amount of
 securities (number of shares or
other units) deducted here:
$0.00

If there is a number of shares or other units
 that were registered pursuant
to rule 24e-2 remaining unsold at the
 end of the fiscal year for which this
Form is filed that are available for use
 by the issuer in future fiscal years,
then state that number here:
$0.00


7. Interest due - if this Form is being filed
 more than 90 days after the end
of the issuer's fiscal year (See Instruction D):
$0.00


8. Total of the amount of the registration
fee due plus any interest
due [line 5(viii) plus line 7]:
$139,309.13


9. Date the registration fee and any
 interest payment was sent to
the Commission's lockbox depository:

12/27/2019
Method of delivery:		Wire Transfer		x
		Mail or other means

Signatures

This report has been signed below
by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


Michael Shattuck
Vice President at Calvert Research and Management

Date: 12/30/2019